Significant capital and funding transactions - Summary of Common Shares Issued (Detail) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans	$ 2	$ 2
Purchased for cancellation	$ (727)	$ (348)
Common shares [member]
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans, shares	233	159
Purchased for cancellation, shares	(6,993)	(3,684)
Increase (decrease) in number of ordinary shares issued, shares	(6,760)	(3,525)
Issued in connection with share-based compensation plans	$ 18	$ 11
Purchased for cancellation	(86)	(45)
Increase (decrease) in equity	$ (68)	$ (34)